UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21680

Virtus Total Return Fund (formerly, DCA Total Return Fund)

(Exact name of registrant as specified in charter)

101 Munson Street

Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 270-7788

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

FOREIGN GOVERNMENT SECURITIES—5.5%

Bolivarian Republic of Venezuela 5.750%, 2/26/16	$650		$580
Commonwealth of Australia
Series 123, 5.750%, 4/15/12	625	AUD	648
Series 118, 6.500%, 5/15/13	150	AUD	160
Commonwealth of Canada 2.000%, 9/1/12	790	CAD	795
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	375	NZD	319
Federative Republic of Brazil
12.500%, 1/5/22	250	BRL	182
10.250%, 1/10/28	800	BRL	524
Kingdom of Norway Series 470, 6.500%, 5/15/13	925	NOK	171
Republic of Argentina
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	150		147
PIK Interest Capitalization 8.280%, 12/31/33	1,094		811
Republic of Colombia 12.000%, 10/22/15	215,000	COP	151
Republic of Hungary 4.750%, 2/3/15	155		146
Republic of Lithuania 6.625%, 2/1/22	225		249
Republic of Poland Series 0414, 5.750%, 4/25/14	1,000	PLZ	329
Republic of South Africa Series R206 7.500%, 1/15/14	2,500	ZAR	335
Republic of Turkey
0.000%, 4/25/12	175	TRY	98
6.750%, 5/30/40	310		339
United Mexican States Series M 6.000%, 6/18/15	3,500	MXN	281

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $5,992)			6,265

MORTGAGE-BACKED SECURITIES—6.4%

Non-Agency—6.4%
Banc of America Mortgage Securities, Inc. 05-05 1A19, 5.500%, 6/25/35	130		131
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW14, AM 5.243%, 12/11/38	355		360
06-PW13, AM 5.582%, 9/11/41(3)	310		330
Citigroup/Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	315		345
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	325		321
06-13T1, A11 6.000%, 5/25/36	234		163
Countrywide Home Loan Mortgage Pass-Through-Trust

	PAR VALUE	VALUE

Non-Agency—(continued)
04-R1, 2A, 144A 6.500%, 11/25/34(4)	$147	$149
05-6, 2A1 5.500%, 4/25/35	185	172
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.596%, 2/15/39(3)	74	79
Deutsche Bank - UBS Mortgage Trust 11-LC1A, A3, 144A 5.002%, 11/10/46(4)	300	337
Extended Stay America Trust 10-ESHA, D, 144A 5.498%, 11/5/27(4)	315	318
Goldman Sachs Mortgage Securities Corp. II 07-GG10, A4 5.980%, 8/10/45(3)	300	333
Homebanc Mortgage Trust 0.418%, 10/25/35(3)	209	148
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	315
06-LDP9, A3 5.336%, 5/15/47	315	345
07-LD12, A4 5.882%, 2/15/51(3)	320	359
Lehman Brothers - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	325	368
Mastr Reperforming Loan Trust 144A 8.000%, 8/25/34(4)	172	178
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	300	324
Morgan Stanley Capital I 07-IQ14, A4 5.692%, 4/15/49(3)	320	349
Morgan Stanley Mortgage Loan Trust 3.507%, 6/25/37(3)	319	159
Nomura Asset Acceptance Corp. 144A 6.500%, 3/25/34(4)	140	142
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	300	324
05-C22, AM 5.493%, 12/15/44(3)	325	344
07-C32, A3 5.927%, 6/15/49(3)	300	325
07-C33, A5 6.097%, 2/15/51(3)	300	329
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.425%, 11/23/43(3)(4)	304	297

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,052)		7,344

ASSET-BACKED SECURITIES—2.5%

ABSC Long Beach Home Equity Loan Trust 8.240%, 3/21/29(3)	206	152

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
AmeriCredit Automobile Receivables Trust 11-3, E, 144A 5.760%, 12/10/18(4)	$320	$328
Citicorp Residential Mortgage Securities, Inc. 07-2, A3 6.080%, 6/25/37(3)	310	310
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	299	287
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	290	296
Santander Drive Auto Receivables Trust 11-2C 3.280%, 6/15/16	325	327
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(4)	273	264
02-AL1 A3, 3.450%, 2/25/32	541	489
Terwin Mortgage Trust 144A 5.818%, 7/25/34(3)(4)	110	97
U-Haul S Fleet LLC 10-BT1A, 1, 144A 4.899%, 10/25/23(4)	278	290

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,808)		2,840

CORPORATE BONDS AND NOTES—30.4%

Consumer Discretionary—3.3%
Caesars Operating Escrow LLC / Caesars Escrow Corp. 144A 8.500%, 2/15/20(4)	170	173
Cequel Communications Holdings I LLC / Cequel Capital Corp. 144A 8.625%, 11/15/17(4)	155	167
CityCenter Holdings LLC / Citycenter Finance Corp. 7.625%, 1/15/16	160	170
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	160	166
DISH DBS Corp. 7.125%, 2/1/16	240	267
HOA Restaurant Group LLC / HOA Finance Corp. 144A 11.250%, 4/1/17(4)	145	144
International Game Technology 7.500%, 6/15/19	190	222
Landry’s Restaurants, Inc. 11.625%, 12/1/15	160	179
Mediacom LLC / Mediacom Capital Corp. 144A 7.250%, 2/15/22(4)	170	173
MGM Resorts International 7.625%, 1/15/17	85	88
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	200	191
NCL Corp. Ltd. 11.750%, 11/15/16	200	232
Polymer Group, Inc. 7.750%, 2/1/19	165	174
QVC, Inc. 144A 7.500%, 10/1/19(4)	315	347
Seneca Gaming Corp. 144A 8.250%, 12/1/18(4)	200	206
Toys “R” Us Property Co. II LLC 8.500%, 12/1/17	200	210
United Rentals North America, Inc. 10.875%, 6/15/16	165	188

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	$155	$164
Wyndham Worldwide Corp. 7.375%, 3/1/20	255	307

		3,768

Consumer Staples—0.8%
Bunge Ltd. Finance Corp. 8.500%, 6/15/19	255	311
Cencosud SA 144A 5.500%, 1/20/21(4)	245	259
Flowers Foods, Inc. 4.375%, 4/1/22	130	129
Rite Aid Corp. 8.000%, 8/15/20	160	185

		884

Energy—5.0%
Antero Resources Finance Corp. 9.375%, 12/1/17	155	168
Bill Barrett Corp. 7.625%, 10/1/19	160	163
Breitburn Energy Partners LP / Breitburn Finance Corp. 144A 7.875%, 4/15/22(4)	255	261
Bumi Investment Ltd. 144A 10.750%, 10/6/17(4)	150	164
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	160	169
Chesapeake Energy Corp. 6.625%, 8/15/20	150	153
Cimarex Energy Co. 5.875%, 5/1/22	205	210
Coffeyville Resources LLC / Coffeyville Finance, Inc. 144A 10.875%, 4/1/17(4)	200	226
Energy XXI Gulf Coast, Inc. 7.750%, 6/15/19	115	119
EV Energy Partners LP/EV Energy Finance Corp. 8.000%, 4/15/19	65	67
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	165	160
Frontier Oil Corp. 6.875%, 11/15/18	235	246
Gazprom OAO (Gaz Capital SA) 6.510%, 3/7/22	275	300
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	155	156
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	140	147
Linn Energy LLC / Linn Energy Finance Corp. 144A 6.500%, 5/15/19(4)	155	153
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	250	283
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	125	121
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	200	209
Petroleos de Venezuela S.A. RegS 8.500%, 11/2/17(5)	95	85
Petroleos Mexicanos 6.000%, 3/5/20	635	723
QEP Resources, Inc. 6.875%, 3/1/21	110	122

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Quicksilver Resources, Inc. 7.125%, 4/1/16	$160	$148
Samson Investment Co. 144A 9.750%, 2/15/20(4)	125	127
Tesoro Corp. 9.750%, 6/1/19	250	286
Transocean, Inc. 6.375%, 12/15/21	265	298
Venoco, Inc. 11.500%, 10/1/17	150	157
Weatherford International Ltd. 9.625%, 3/1/19	255	338

		5,759

Financials—9.6%
Air Lease Corp. 144A 5.625%, 4/1/17(4)	155	155
Aircastle Ltd. 144A 7.625%, 4/15/20(4)	100	100
Allstate Corp. 6.125%, 5/15/37(3)	165	162
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	200	215
Alta Mesa Holdings LP / Alta Mesa Finance Services Corp. 9.625%, 10/15/18	160	162
American International Group, Inc. 4.875%, 9/15/16	145	153
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	260	271
Banco Bradesco SA/Cayman Island 144A 5.900%, 1/16/21(4)	320	331
Banco de Credito del Peru 144A 5.375%, 9/16/20(4)	250	255
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	315	323
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	320	349
Barclays Bank plc 144A 6.050%, 12/4/17(4)	250	257
Brandywine Operating Partnership LP 7.500%, 5/15/15	250	278
Capital One Capital IV 8.875%, 5/15/40(6)	260	261
Chubb Corp. 6.375%, 3/29/67(3)	160	165
CIT Group, Inc. 144A 5.500%, 2/15/19(4)	300	307
Citigroup, Inc. 4.875%, 5/7/15	250	259
Discover Bank 7.000%, 4/15/20	255	293
DuPont Fabros Technology LP 8.500%, 12/15/17	325	359
Export-Import Bank of Korea 5.000%, 4/11/22	250	264
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	160	159
First Niagara Financial Group, Inc. 7.250%, 12/15/21	150	161
Genworth Financial, Inc. 7.625%, 9/24/21	155	160
GMAC LLC 6.750%, 12/1/14	230	239
HSBC Bank plc 144A 3.100%, 5/24/16(4)	250	255
Huntington Bancshares, Inc. 7.000%, 12/15/20	255	288

	PAR VALUE	VALUE

Financials—(continued)
Hutchison Whampoa International Ltd. 144A 4.625%, 1/13/22(4)	$275	$276
International Lease Finance Corp. 5.650%, 6/1/14	320	327
IPIC GMTN Ltd. 144A 3.125%, 11/15/15(4)	250	252
JPMorgan Chase Capital XXVII Series AA 7.000%, 11/1/39	250	253
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	190	189
Korea Development Bank 3.500%, 8/22/17	250	254
Macquarie Group Ltd. 144A 7.625%, 8/13/19(4)	190	204
National Retail Properties, Inc. 5.500%, 7/15/21	260	271
OJSC Vimpel Communications (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(4)	200	198
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp. 9.250%, 4/1/15	120	124
Prudential Financial, Inc. 8.875%, 6/15/38(3)(6)	205	242
Realogy Corp. 144A 7.875%, 2/15/19(4)	100	101
Regions Bank 7.500%, 5/15/18	250	286
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250	249
Resona Bank Ltd. 144A 5.850%(3)(4)(6)(7)	320	333
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	155	151
Springleaf Finance Corp. 5.400%, 12/1/15	300	250
UR Financing Escrow Corp.
144A 5.750%, 7/15/18(4)	5	5
144A 7.375%, 5/15/20(4)	95	97
Vale Overseas Ltd. 4.375%, 1/11/22	200	201
XLIT Ltd. 5.750%, 10/1/21	260	283
Yankee Candle Co. Holdings LLC / Yankee Finance, Inc. PIK Interest Capitalization 10.250%, 2/15/16	100	102
Zions Bancorp Series C 4.500%, 3/27/17	155	154

		10,983

Health Care—0.6%
Healthsouth Corp. 7.250%, 10/1/18	165	177
Kinetic Concepts, Inc. 144A 10.500%, 11/1/18(4)	150	157
Omnicare, Inc. 7.750%, 6/1/20	240	268
Symbion, Inc. 8.000%, 6/15/16	55	55

		657

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—3.7%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	$155	$163
America West Airlines 200-1 Pass-Through-Trust 00-1G, 8.057%, 7/2/20	364	377
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	318	318
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	294	308
Bombardier, Inc. 144A 5.750%, 3/15/22(4)	185	181
CHC Helicopter SA 144A 9.250%, 10/15/20(4)	165	164
Deluxe Corp. 7.000%, 3/15/19	245	255
Hexion U.S. Finance Corp. 144A 6.625%, 4/15/20(4)	155	159
Iron Mountain, Inc. 7.750%, 10/1/19	160	175
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	160	174
Masco Corp. 5.950%, 3/15/22	315	316
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	306	318
U.S. Airways Pass-Through-Trust 11-1 A 7.125%, 10/22/23	375	394
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	313	358
07-01 6.636%, 7/2/22	218	231
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	325	364

		4,255

Information Technology—1.0%
CDW LLC / CDW Finance Corp. 8.500%, 4/1/19	145	155
CommScope, Inc. 144A 8.250%, 1/15/19(4)	165	177
Digicel Ltd. 144A 8.250%, 9/1/17(4)	150	160
eAccess Ltd. 144A 8.250%, 4/1/18(4)	205	198
iGATE Corp. 9.000%, 5/1/16	170	186
Jabil Circuit, Inc. 8.250%, 3/15/18	275	321

		1,197

Materials—2.9%
Arcelormittal 6.250%, 2/25/22	190	192
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(4)	200	211
Berry Plastics Corp. 9.500%, 5/15/18	90	96
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	245	256
Calumet Specialty Products Partners LP / Calumet Finance Corp. 9.375%, 5/1/19	155	162

	PAR VALUE	VALUE

Materials—(continued)
Cascades, Inc. 7.875%, 1/15/20	$250	$248
Celulosa Arauco y Constitucion SA 144A 4.750%, 1/11/22(4)	150	154
Cemex Finance LLC 144A 9.500%, 12/14/16(4)	100	100
Edgen Murray Corp. 12.250%, 1/15/15	125	128
FMG Resources Ltd. 144A 6.000%, 4/1/17(4)	90	89
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	240	277
JMC Steel Group, Inc. 144A 8.250%, 3/15/18(4)	165	172
Pactiv LLC 8.125%, 6/15/17	325	301
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	220	207
Severstal OAO Steel Capital SA RegS 6.250%, 7/26/16(5)	250	251
United States Steel Corp 7.500%, 3/15/22	170	171
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	320	326

		3,341

Telecommunication Services—1.9%
Centurylink, Inc. 5.800%, 3/15/22	300	293
Cincinnati Bell, Inc. 8.250%, 10/15/17	160	164
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	315	324
Nextel Communications, Inc. Series D 7.375%, 8/1/15	235	228
Telecom Italia Capital SA 7.175%, 6/18/19	205	218
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	250	257
Virgin Media Finance plc Series 1, 9.500%, 8/15/16	100	113
West Corp. 8.625%, 10/1/18	165	182
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	155	154
Windstream Corp. 7.750%, 10/15/20	200	215

		2,148

Utilities—1.6%
Amerigas Finance LLC / Amerigas Finance Corp. 7.000%, 5/20/22	125	128
AmeriGas Partners LP / AmeriGas Finance Corp. 6.250%, 8/20/19	160	161
Calpine Corp. 144A 7.875%, 1/15/23(4)	290	315
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	315	371
Covanta Holding Corp. 6.375%, 10/1/22	210	214

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE

Utilities—(continued)
NRG Energy, Inc. 7.625%, 5/15/19	$125		$121
Suburban Propane Partners LP / Suburban Energy Finance Corp. 7.375%, 3/15/20	245		262
Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.375%, 8/1/22(4)	225		229

			1,801

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $33,712)			34,793

LOAN AGREEMENTS(3)—8.1%

Consumer Discretionary—3.3%
Advantage Sales & Marketing, Inc. First Lien, 9.250%, 6/18/18	125		125
Affinity Gaming LLC (Herbest Gaming LLC) 10.000%, 12/31/15	200		205
Bresnan Broadband Holdings LLC Tranche B, 4.500%, 12/14/17	249		249
Brickman Group Holdings, Inc. Tranche B, 7.250%, 10/14/16	159		161
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16	159		164
Cengage Learning Acquisitions, Inc. 2.490%, 7/3/14	134		124
Chrysler Group LLC / Chrysler Group Co-Issuer, Inc. Tranche B, 6.000%, 5/24/17	159		162
Clear Channel Communications, Inc.
Tranche A 3.640%, 7/30/14	59		55
Tranche B, 3.890%, 1/29/16	138		112
Cumulus Media Holdings, Inc.
First Lien, 5.750%, 9/17/18	100		100
Second Lien, 7.500%, 3/18/19	160		163
Focus Brands, Inc. First Lien, 6.750%, 2/21/18	148		148
Fram Group Holdings, Inc./Prestone Holdings, Inc. Second Lien, 10.500%, 1/29/18	130		128
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	175	CAD	175
HHI Holdings LLC 0.000%, 3/21/17	175		176
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	130		132
Intelsat Jackson Holding SA (Intelsat Jackson Holding Ltd.) 3.240%, 2/1/14	190		187

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
Nielsen Finance LLC Tranche B, 3.993%, 5/2/16	$159	$160
Oberthur Technologies, Inc. 0.000%, 8/3/18	155	149
Radio One, Inc. 7.750%, 3/31/16	154	153
SRAM LLC Second Lien, 8.500%, 12/7/18	160	162
TI Group Automotive Systems LLC 0.000%, 3/14/18	218	219
Transtar Industries, Inc. Second Lien, 10.250%, 12/21/17	125	126
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	247	241

		3,776

Energy—0.2%
Frac Tech Services International 0.000%, 5/6/16	200	200

Financials—0.6%
Asurion LLC (Asurion Corp.) Second Lien, 9.375%, 5/24/19	130	132
iStar Financial, Inc. Tranche A-2 7.000%, 6/30/14	160	160
MMM Holdings, Inc. 0.000%, 3/20/17	55	55
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	95	96
Ocwen Financial Corp. 7.000%, 9/1/16	160	161
Walter Investments, Inc., First Lien, 7.750%, 6/30/16	148	149

		753

Health Care—0.4%
Alkermes, Inc. First Lien, 6.750%, 9/16/17	160	163
Ardent Health Services LLC 6.500%, 9/15/15	154	154
InVentiv Health, Inc. (Ventive Health, Inc.) 6.500%, 8/4/16	159	151

		468

Industrials—0.6%
Harland Clarke Holdings Corp. (Clarke American Corp.), Tranche B, 2.780%, 6/30/14	158	148
Husky Injection Molding System (Yukon Acquisition, Inc.) 6.500%, 6/29/18	194	195
North American Chemical Corp. (NAMM Holdings, Inc.) 8.500%, 3/20/17	55	55
Zuffa LLC 0.000%, 6/19/15	254	254

		652

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—2.2%
Avaya, Inc. Tranche B-3 4.990%, 10/26/17	$254	$245
Blue Coat Systems, Inc. 0.000%, 2/15/18	125	125
Datatel, Inc. 0.000%, 7/19/18	135	137
DynCorp International LLC 6.250%, 7/7/16	223	224
Emdeon, Inc., Tranche B, 6.750%, 11/2/18	160	162
First Data Corp.
Tranche B-1, 2.990%, 9/24/14	125	121
Tranche B-3, 2.992%, 9/24/14	83	80
Tranche B-3 5.242%, 3/24/17	148	142
Freescale Semiconductor, Inc. Tranche B-1 4.490%, 12/1/16	255	248
Ipreo Holdings LLC 8.000%, 8/5/17	164	162
Lawson Software 0.000%, 3/16/18	250	252
Lawson Software, Inc. (SoftBrands, Inc.), 6.750%, 7/5/17	160	160
Novell, Inc. (Attachmate Corp.) First Lien, 6.500%, 4/27/17	125	124
Spansion LLC 4.750%, 2/9/15	240	241
SRA International, Inc. 6.500%, 7/20/18	143	143

		2,566

Materials—0.3%
AZ Chem US. Inc. 7.250%, 12/22/17	119	121
Noranda Aluminum Acquisition Tranche B 5.750%, 2/28/19	175	177

		298

Telecommunication Services—0.4%
Hawaiian Telcom Communication 7.000%, 2/28/17	100	99
U.S. TelePacific Corp. 5.750%, 2/23/17	154	148
Univision Communications, Inc. 4.491%, 3/31/17	265	246

		493

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC 4.743%, 10/10/17	125	70

TOTAL LOAN AGREEMENTS (Identified Cost $9,115)		9,276

	SHARES	VALUE

PREFERRED STOCK—0.2%

Financials—0.2%
Citigroup Capital XVII Series E 6.350%(2)	7,460	182

	SHARES	VALUE
TOTAL PREFERRED STOCK (Identified Cost $180)		182

COMMON STOCKS—80.3%

Consumer Discretionary—2.1%
Eutelsat Communications SA	25,586	$946
SES SA	59,693	1,481

		2,427

Energy—19.3%
Enbridge, Inc.	174,700	6,787
Spectra Energy Corp.	166,100	5,241
TransCanada Corp.	110,080	4,733
Williams Cos., Inc. (The)	172,900	5,327

		22,088

Financials—2.3%
American Tower Corp.	41,310	2,604

Industrials—11.9%
Abertis Infraestructuras S.A.	101,173	1,722
Atlantia SpA	107,509	1,785
Ferrovial SA	84,089	967
Flughafen Zuerich AG	2,863	1,109
Fraport AG Frankfurt Airport Services Worldwide	24,980	1,564
Koninklijke Vopak N.V.	42,883	2,470
Transurban Group	500,246	2,902
Vinci SA	20,177	1,052

		13,571

Telecommunication Services—19.4%
AT&T, Inc.	144,760	4,521
BCE, Inc.	22,680	908
BT Group plc	313,619	1,136
Crown Castle International Corp.(2)	43,400	2,315
Nippon Telegraph & Telephone Corp. ADR	39,430	892
Singapore Telecommunications Ltd.	655,000	1,641
Telefonica S.A. Sponsored ADR	77,670	1,275
TELUS Corp.	32,590	1,891
Verizon Communications, Inc.	54,110	2,069
Vodafone Group plc Sponsored ADR	155,080	4,291
Windstream Corp.	111,650	1,307

		22,246

Utilities—25.3%
Allete, Inc.	16,210	673
APA Group	191,274	1,010

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Utilities—(continued)
CenterPoint Energy, Inc.	58,630	$1,156
Centrica plc	166,669	844
CMS Energy Corp.	55,500	1,221
Dominion Resources, Inc.	31,050	1,590
DTE Energy Co.	16,170	890
E.ON AG	27,148	650
FirstEnergy Corp.	20,830	950
ITC Holdings Corp.	19,290	1,484
National Grid plc	115,476	1,165
NextEra Energy, Inc.	26,290	1,606
NiSource, Inc.	51,040	1,243
Northeast Utilities	24,550	911
Northwest Natural Gas Co.	18,220	827
NV Energy, Inc.	62,140	1,002
ONEOK, Inc.	15,700	1,282
Public Service Enterprise Group, Inc.	35,690	1,092
Questar Corp.	29,800	574
Sempra Energy	28,660	1,718
SevernTrent plc	46,235	1,142
Southern Co. (The)	30,510	1,371
Terna Rete Elettrica Nazionale S.p.A.	231,055	929
United Utilities Group plc	94,043	905
Wisconsin Energy Corp.	44,100	1,551
XCEL Energy, Inc.	42,500	1,125

		28,911

TOTAL COMMON STOCKS (Identified Cost $87,727)		91,847

TOTAL LONG TERM INVESTMENTS—133.4% (Identified cost $146,586)		152,547

SHORT-TERM INVESTMENTS—2.6%

Money Market Mutual Funds—2.6%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.110%)	1,873,591	1,874
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.050%)	1,139,426	1,139

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $3,013)		3,013

TOTAL INVESTMENTS—136.0% (Identified Cost $149,599)	155,560	(1)

Other assets and liabilities, net—(36.0)%	(41,204)

NET ASSETS—100.0%	$114,356

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft a corporation that is limited by shares, i.e., owned by shareholders (Germany).
GmbH	Limited liability company.
OJSC	Open Joint Stock Company (Russia)
PIK	Payment-in-Kind Security
plc	Public Limited Co.
S.A.	Sociedad Anonima (Spanish Corporation) or Sociedade Anonima (Portuguese Corporation).
S.p.A.	Società delle azione unite (Joint Stock Corp. Italy).

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities amounted to a value of $17,380 or 15.2% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLZ	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

Virtus Total Return Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	58%
Canada	10
United Kingdom	7
Australia	3
Spain	3
Brazil	2
Italy	2
Other	15

Total	100%

†	% of total investments as of March 31, 2012

Virtus Total Return Fund

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Asset-Backed Securities	$2,840	$—	$2,840
Corporate Bonds And Notes	34,793	—	34,793
Foreign Government Securities	6,265	—	6,265
Loan Agreements	9,276	—	9,276
Mortgage-Backed Securities	7,344	—	7,344
Equity Securities:
Common Stocks	91,847	91,847	—
Preferred Stock	182	—	182
Short-Term Investments	3,013	3,013	—

Total Investments	$155,560	$94,860	$60,700

There are no Level 3 (significant unobservable inputs) priced securities.

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

NOTE 1— SIGNIFICICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Schedule of Investments in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees. All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Fund. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Trustees at least quarterly.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities.

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, 4 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these foreign markets.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. SECURITY TRANSACTIONS AND RELATED INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

NOTE 2—CREDIT RISK AND ASSET CONTENTRATION

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors

NOTE 3— INDEMNIFICATIONS

Under the Fund’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

VIRTUS TOTAL RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

MARCH 31, 2012 (Unaudited)

NOTE 4— FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At March 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)

$149,599	$6,449	$(488)	$5,961

NOTE 5— SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedule of Investments was available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedule of Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Total Return Fund (formerly, DCA Total Return Fund)

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date  May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date  May 29, 2012

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date  May 29, 2012

*	Print the name and title of each signing officer under his or her signature.